Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Dividend Growers ETF
Entity Central Index Key	0001969489
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Capital Group Dividend Growers ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Dividend Growers ETF
Class Name	Capital Group Dividend Growers ETF
Trading Symbol	CGDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Dividend Growers ETF for the period from September 26, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGDG	$ 35 *	0.47% †
*
Based on operations for the period from September 26, 2023 to May 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.47%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 16.86% on a net asset value (NAV) basis and 17.23% on a market price basis for the period from September 26, 2023 to May 31, 2024. These results compare with a 21.36% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
During the past twelve months, the U.S. economy saw a rise in gross domestic product, personal income and employment. Increased supply of goods and a recovery in labor market contributed to easing inflation. However, high interest rates dampened consumer spending on durable goods and investments in multifamily residential properties. Returns from mega-cap companies, particularly those focused on artificial intelligence, drove market returns.
Since the fund’s inception, as of September 26, 2023, several equity sectors contributed to the fund’s positive returns, most notably information technology, financials and energy holdings. The fund’s investments in developing markets equities, and those domiciled in the United States and the United Kingdom, also added to returns.
Conversely, the fund’s holdings in real estate, communications services and materials companies detracted from returns, as did holdings in companies domiciled in the Asia-Pacific region (ex-Japan) and European companies outside of the Eurozone.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
Capital Group Dividend Growers ETF (at net asset value) 2	16.86%
Capital Group Dividend Growers ETF (at market price) 2	17.23
MSCI ACWI (All Country World Index) 3	21.36
1
The fund began investment
operations
on September 26, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 357,208,000
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 553,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 357,208
Total number of portfolio holdings	82
Total advisory fees paid (in thousands)	$ 553
Portfolio turnover rate	20%

Holdings [Text Block]	Portfolio holdings by sector

[1]	Based on operations for the period from September 26, 2023 to May 31, 2024. Expenses for the full year would be higher.
[2]	Annualized